SCHEDULE OF RECONCILIATION OF CARRYING AMOUNTS OF INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Finite-Lived [Line Items]
Cost			$ 7,238	$ 4,488	$ 4,488
Additions - Cost					2,750
Impairment - Cost			12
Cost	7,226		7,226		7,238
Impairment - Cost			(12)
Accumulated Amortization			3,081	1,913	1,913
Additions - Accumulated amortization	332	$ 222	665	445	1,168
Impairment - Accumulated amortization
Accumulated Amortization	3,746		3,746		3,081
Carrying amounts	3,480		3,480		4,157	$ 2,575
Trademarks [Member]
Intangible Asset, Finite-Lived [Line Items]
Cost			25	25	25
Additions - Cost
Impairment - Cost			(12)
Cost	13		13		25
Impairment - Cost			12
Acquired Technology [Member]
Intangible Asset, Finite-Lived [Line Items]
Cost			3,918	1,168	1,168
Additions - Cost					2,750
Impairment - Cost
Cost	3,918		3,918		3,918
Impairment - Cost
Accumulated Amortization			1,141	632	632
Additions - Accumulated amortization			335		509
Impairment - Accumulated amortization
Accumulated Amortization	1,476		1,476		1,141
Customer Relationships [Member]
Intangible Asset, Finite-Lived [Line Items]
Cost			2,839	2,839	2,839
Additions - Cost
Impairment - Cost
Cost	2,839		2,839		2,839
Impairment - Cost
Accumulated Amortization			1,703	1,136	1,136
Additions - Accumulated amortization			284		567
Impairment - Accumulated amortization
Accumulated Amortization	1,987		1,987		1,703
Other [Member]
Intangible Asset, Finite-Lived [Line Items]
Cost			456	456	456
Additions - Cost
Impairment - Cost
Cost	456		456		456
Impairment - Cost
Accumulated Amortization			237	$ 145	145
Additions - Accumulated amortization			46		92
Impairment - Accumulated amortization
Accumulated Amortization	$ 283		$ 283		$ 237